Retirement and Post-Retirement Employee Benefit Plans Defined Benefit Plans Disclosure (Details) - USD ($) $ in Thousands						12 Months Ended
	Jan. 01, 2017	Oct. 25, 2016	Oct. 20, 2016	Oct. 05, 2016	Oct. 02, 2013	Sep. 30, 2016		Sep. 30, 2015	Sep. 30, 2014
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Remaining Recovery Period of Regulatory Assets for which No Return on Investment During Recovery Period is Provided						15 years
Available-for-sale Securities, Supplemental Executive Benefit Plans						$ 41,300		$ 41,700
Pension and Other Postretirement Plans Costs [Member] | Unrecognized Transition Obligation [Member]
Net Periodic Benefit Cost Not Yet Recognized, Recorded as Regulatory Assets [Abstract]
Net Regulatory Assets								82
Pension and Other Postretirement Plans Costs [Member] | Unrecognized Prior Service Credit [Member]
Net Periodic Benefit Cost Not Yet Recognized, Recorded as Regulatory Assets [Abstract]
Net Regulatory Assets						(4,389)		(6,259)
Pension and Other Postretirement Plans Costs [Member] | Unrecognized Actuarial (Gain) Loss [Member]
Net Periodic Benefit Cost Not Yet Recognized, Recorded as Regulatory Assets [Abstract]
Net Regulatory Assets						124,288		110,714
Pension and Other Postretirement Plans Costs [Member] | Total Unrecognized in Net Periodic Pension Cost [Member]
Net Periodic Benefit Cost Not Yet Recognized, Recorded as Regulatory Assets [Abstract]
Net Regulatory Assets						$ 119,899		$ 104,537
Subsequent Event [Member]
Subsequent Event [Line Items]
Subsequent Event, Date	Jan. 01, 2017	Oct. 25, 2016	Oct. 20, 2016	Oct. 05, 2016
Subsequent Event, Description		On October 25, 2016, the uncommitted $25 million bilateral credit facility was renewed through July 31, 2017. These facilities are used primarily to issue letters of credit.
the Society of Actuaries released its annually-updated mortality improvement scale for pension plans incorporating new assumptions surrounding life expectancies in the United States.  As of September 30, 2016, we updated our assumed mortality rates to incorporate the updated mortality table.

we amended our existing $1.25 billion unsecured credit facility (the five-year unsecured credit facility) which increased the committed loan to $1.5 billion and extended the facility through September 25, 2021.

Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Weighted Average Assumptions Used In Calculating Net Periodic Benefit Cost Abstract
Discount rate						4.55%		4.43%	4.95%
Rate of compensation increase						3.50%		3.50%	3.50%
Expected return on plan assets						7.00%		7.25%	7.25%
Defined Benefit Plan Weighted Average Assumptions Used In Calculating Benefit Obligation Abstract
Discount rate						3.73%		4.55%
Rate of compensation increase						3.50%		3.50%
Expected return on plan assets						7.00%		7.00%
Defined Benefit Plan Change In Benefit Obligation Roll Forward
Accumulated benefit obligation						$ 516,924		$ 485,921
Benefit obligation at beginning of year						508,599		493,594
Service cost						16,419		16,231	$ 15,345
Interest cost						23,193		21,850	22,330
Actuarial (gain) loss						41,847		7,420
Benefits paid						(44,578)	[1]	(30,496)
Benefit obligation at end of year						545,480		508,599	$ 493,594
Funded Status of Plan Reconciliation
Funded status						(71,530)		(57,667)
Unrecognized prior service cost						0		0
Unrecognized net loss						0		0
Net amount recognized						(71,530)		$ (57,667)
Estimated Future Benefits Payment, Total
FY2017						31,306
FY2018						32,047
FY2019						33,674
FY2020						35,232
FY2021						37,279
2022-2026						202,442
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Defined Benefit Plan, One-Time Voluntary Pension Buyout						$ 12,800
Pension Plans, Defined Benefit [Member] | Minimum [Member]
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Defined Benefit Plan, Investment Performance Review Period						3 years
Pension Plans, Defined Benefit [Member] | Maximum [Member]
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Defined Benefit Plan, Investment Performance Review Period						5 years
Pension Plans, Defined Benefit [Member] | Domestic Equity Securities [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum						35.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum						55.00%
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Actual Plan Asset Allocations						40.50%		41.30%
Pension Plans, Defined Benefit [Member] | International Equity Securities [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum						10.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum						20.00%
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Actual Plan Asset Allocations						15.50%		14.90%
Pension Plans, Defined Benefit [Member] | Fixed Income Securities [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum						5.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum						30.00%
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Actual Plan Asset Allocations						11.20%		11.00%
Pension Plans, Defined Benefit [Member] | Company Stock [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum						0.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum						15.00%
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Actual Plan Asset Allocations						15.10%		15.20%
Number of shares of Atmos Energy common stock in Master Trust						956,700		1,169,700
Amount of dividend income from Atmos Energy common stock in Master Trust						$ 1,800		$ 1,800
Pension Plans, Defined Benefit [Member] | Other Investment Assets [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum						0.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum						20.00%
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Actual Plan Asset Allocations						17.70%		17.60%
Pension Plans, Defined Benefit [Member] | Pension Costs [Member] | Unrecognized Transition Obligation [Member]
Net Periodic Benefit Cost Not Yet Recognized, Recorded as Regulatory Assets [Abstract]
Net Regulatory Assets								$ 0
Pension Plans, Defined Benefit [Member] | Pension Costs [Member] | Unrecognized Prior Service Credit [Member]
Net Periodic Benefit Cost Not Yet Recognized, Recorded as Regulatory Assets [Abstract]
Net Regulatory Assets						$ (1,509)		(1,735)
Pension Plans, Defined Benefit [Member] | Pension Costs [Member] | Unrecognized Actuarial (Gain) Loss [Member]
Net Periodic Benefit Cost Not Yet Recognized, Recorded as Regulatory Assets [Abstract]
Net Regulatory Assets						127,028		120,948
Pension Plans, Defined Benefit [Member] | Pension Costs [Member] | Total Unrecognized in Net Periodic Pension Cost [Member]
Net Periodic Benefit Cost Not Yet Recognized, Recorded as Regulatory Assets [Abstract]
Net Regulatory Assets						$ 125,519		$ 119,213
Pension Account Plan, Defined Benefit [Member]
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Defined Benefit Plan, Vesting Period						3 years
Supplemental Employee Retirement Plan [Member]
Defined Benefit Plan Weighted Average Assumptions Used In Calculating Net Periodic Benefit Cost Abstract
Discount rate						4.55%		4.43%	4.95%
Rate of compensation increase						3.50%		3.50%	3.50%
Defined Benefit Plan Weighted Average Assumptions Used In Calculating Benefit Obligation Abstract
Discount rate						3.73%		4.55%
Rate of compensation increase						3.50%		3.50%
Defined Benefit Plan Change In Benefit Obligation Roll Forward
Accumulated benefit obligation						$ 137,616		$ 118,835
Benefit obligation at beginning of year						122,393		113,219
Service cost						2,371		3,971	$ 3,607
Interest cost						5,185		4,943	4,966
Actuarial (gain) loss						17,229		4,811
Benefits paid						(4,604)		(4,551)
Benefit obligation at end of year						142,574		122,393	113,219
Funded Status of Plan Reconciliation
Funded status						(142,574)		(122,393)
Unrecognized prior service cost						0		0
Unrecognized net loss						0		0
Net amount recognized						(142,574)		(122,393)
Estimated Future Benefits Payment, Total
FY2017						36,604
FY2018						14,289
FY2019						7,181
FY2020						4,395
FY2021						4,306
2022-2026						60,658
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Settlements						0		0	$ 4,539
Supplemental Employee Retirement Plan [Member] | Supplemental Executive Benefit Plan Costs [Member] | Unrecognized Transition Obligation [Member]
Net Periodic Benefit Cost Not Yet Recognized, Recorded as Regulatory Assets [Abstract]
Net Regulatory Assets								0
Supplemental Employee Retirement Plan [Member] | Supplemental Executive Benefit Plan Costs [Member] | Unrecognized Prior Service Credit [Member]
Net Periodic Benefit Cost Not Yet Recognized, Recorded as Regulatory Assets [Abstract]
Net Regulatory Assets						0		0
Supplemental Employee Retirement Plan [Member] | Supplemental Executive Benefit Plan Costs [Member] | Unrecognized Actuarial (Gain) Loss [Member]
Net Periodic Benefit Cost Not Yet Recognized, Recorded as Regulatory Assets [Abstract]
Net Regulatory Assets						51,558		36,915
Supplemental Employee Retirement Plan [Member] | Supplemental Executive Benefit Plan Costs [Member] | Total Unrecognized in Net Periodic Pension Cost [Member]
Net Periodic Benefit Cost Not Yet Recognized, Recorded as Regulatory Assets [Abstract]
Net Regulatory Assets						$ 51,558		$ 36,915
Supplemental Executive Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Change In Benefit Obligation Roll Forward
Benefits paid					$ (16,800)
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Defined Benefit Plan, Percent of Covered Compensation						75.00%
Defined Benefit Plan, Description of Settlements and Curtailments									On October 2, 2013, due to the retirement of one of our executives, we recognized a settlement loss of $4.5 million associated with our SEBP and made a $16.8 million benefit payment.
Settlements					$ 4,500
1998 Supplemental Executive Retirement Plan, Defined Benefit [Member]
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Defined Benefit Plan, Percent of Covered Compensation						60.00%
2009 Supplemental Executive Retirement Plan, Defined Benefit [Member]
Defined Benefit Plan Weighted Average Assumptions Used In Calculating Benefit Obligation Abstract
Interest crediting rate						4.69%
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Defined Benefit Plan, Vesting Period						3 years
Defined Benefit Plan, Age Attained						55 years
Defined Benefit Plan, Percent of Contributed Compensation						10.00%
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Weighted Average Assumptions Used In Calculating Net Periodic Benefit Cost Abstract
Discount rate						4.55%		4.43%	4.95%
Expected return on plan assets						4.45%		4.60%	4.60%
Initial Trend						7.50%		7.50%	8.00%
Ultimate trend rate						5.00%		5.00%	5.00%
Ultimate trend rate reached in						2021		2020	2020
Defined Benefit Plan Weighted Average Assumptions Used In Calculating Benefit Obligation Abstract
Discount rate						3.73%		4.55%
Expected return on plan assets						4.45%		4.45%
Initial trend rate						7.50%		7.50%
Ultimate trend rate						5.00%		5.00%
Ultimate trend reached in						2022		2021
Defined Benefit Plan Change In Benefit Obligation Roll Forward
Benefit obligation at beginning of year						$ 267,179		$ 315,118
Service cost						10,823		15,583	$ 16,784
Interest cost						12,424		14,385	15,951
Plan participants' contributions						4,289		4,563
Actuarial (gain) loss						(1,052)		(69,962)
Benefits paid						(14,441)		(12,508)
Benefit obligation at end of year						279,222		267,179	$ 315,118
Funded Status of Plan Reconciliation
Funded status						(120,245)		(129,170)
Unrecognized prior service cost						0		0
Unrecognized transition obligation						0		0
Unrecognized net loss						0		0
Net amount recognized						(120,245)		$ (129,170)
Estimated company benefit payments
FY2017						15,806
FY2018						11,602
FY2019						12,165
FY2020						13,246
FY2021						14,210
2022-2026						84,642
Estimated retiree benefit payments
FY2017						3,679
FY2018						3,992
FY2019						4,036
FY2020						4,756
FY2021						5,420
2022-2026						36,837
Disclosure Of Expected Gross Prescription Drug Subsidy Receipts Abstract
FY2017						0
FY2018						0
FY2019						0
FY2020						0
FY2021						0
2022-2026						0
Estimated Future Benefits Payment, Total
FY2017						19,485
FY2018						15,594
FY2019						16,201
FY2020						18,002
FY2021						19,630
2022-2026						121,479
Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates
Effect of One Percentage Point Increase on Service and Interest Cost Components						4,539
Effect of One Percentage Point Decrease on Service and Interest Cost Components						(3,596)
Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation						42,079
Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation						$ (34,531)
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Defined Benefit Plan, Employer Claims Paid						80.00%
Defined Benefit Plan, Employee Paid Claims						20.00%
Other Postretirement Benefit Plans, Defined Benefit [Member] | Minimum [Member]
Current Year Benefit Plan Contributions [Abstract]
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year						$ 10,000
Other Postretirement Benefit Plans, Defined Benefit [Member] | Maximum [Member]
Current Year Benefit Plan Contributions [Abstract]
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year						$ 20,000
Other Postretirement Benefit Plans, Defined Benefit [Member] | Diversified Investment Funds [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Actual Plan Asset Allocations						97.20%		97.50%
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Defined Benefit Plan, Funds Available for Investment in Common Stock and Convertible Securities						75.00%
Other Postretirement Benefit Plans, Defined Benefit [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Defined Benefit Plan, Actual Plan Asset Allocations						2.80%		2.50%
Other Postretirement Benefit Plans, Defined Benefit [Member] | Postretirement Benefit Costs [Member] | Unrecognized Transition Obligation [Member]
Net Periodic Benefit Cost Not Yet Recognized, Recorded as Regulatory Assets [Abstract]
Net Regulatory Assets								$ 82
Other Postretirement Benefit Plans, Defined Benefit [Member] | Postretirement Benefit Costs [Member] | Unrecognized Prior Service Credit [Member]
Net Periodic Benefit Cost Not Yet Recognized, Recorded as Regulatory Assets [Abstract]
Net Regulatory Assets						$ (2,880)		(4,524)
Other Postretirement Benefit Plans, Defined Benefit [Member] | Postretirement Benefit Costs [Member] | Unrecognized Actuarial (Gain) Loss [Member]
Net Periodic Benefit Cost Not Yet Recognized, Recorded as Regulatory Assets [Abstract]
Net Regulatory Assets						(54,298)		(47,149)
Other Postretirement Benefit Plans, Defined Benefit [Member] | Postretirement Benefit Costs [Member] | Total Unrecognized in Net Periodic Pension Cost [Member]
Net Periodic Benefit Cost Not Yet Recognized, Recorded as Regulatory Assets [Abstract]
Net Regulatory Assets						$ (57,178)		$ (51,591)

[1]	Includes $12.8 million of one-time payments to eligible deferred vested participants who elected to receive a lump-sum payout of their pension benefits during fiscal 2016.